INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Federal
Current	$ 2,398	$ 5,776	$ 10,548
Deferred	(6,308)	(714)	(4,373)
Total	(3,910)	5,062	6,175
State
Current	214	(1,005)	295
Deferred	(487)	226	(436)
Total	(273)	(779)	(141)
Current Valuation Allowance, Income Tax Expense (Benefit)	0	0	0
Valuation Allowance
Deferred	11	11	10
Total	11	11	10
Total
Current	2,612	4,771	10,843
Deferred	(6,784)	(477)	(4,799)
Total	(4,172)	4,294	6,044
United States federal corporate tax rates
United States federal corporate tax rates (as a percent)	35.00%	35.00%		35.00%
Reconciliation of actual tax expense and the expected tax expense computed by applying the applicable United States federal corporate tax rates to income before income taxes
Computed expected tax expense	(14,859)	4,795	6,325
State tax (net of federal tax effect)	(370)	(419)	(241)
Other tax benefit	41	(82)	(40)
Goodwill impairment	11,016	0	0
Total	$ (4,172)	$ 4,294	$ 6,044